Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balance and Transactions

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Fine Build-Ninefold Group Construction Company (Private) Limited

A Joint-Venture (JV) incorporated in Sri Lanka in year 2017 to bid a local project, FBS SG holding 30% shares of the JV. The Company started transferring the share to 3rd party in late 2019, however due to Covid-19 pandemic, the share transfer is still pending for the local secretary to execute. Currently, FineBuild only supply material to the JV.

(b)	54 Pandan Road Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang (also known as Poh Guan Ang) acts as the sole director in this company.

(c)	Fastfix Systems Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang acts as the sole director in this company.

(d)	Kelvin Ang

Present sole director and shareholder of FBS Global Limited.

(e)	Ang Poh Hwee

Project director of FBS Global Limited.

a.	Accounts receivable – related party

As of December 31, 2024 and 2025, the balances of Accounts receivable – related party were as follows:

		2024	2025	2025
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	961,143	843,098	640,754
Allowance for credit loss	(1)	(961,143)	(843,098)	(640,754)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	990,941	971,780	961,143	730,469
Exchange rate effect	(19,161)	(10,637)	(118,045)	(89,715)
Balance at end of the year	971,780	961,143	843,098	640,754

b.	Other receivables – related parties

As of December 31, 2024 and 2025, the balances of other receivables-related parties were as follows:

		2024	2025	2025
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	593,390	560,150	425,714
Allowance for credit loss	(3)	(593,390)	(560,150)	(425,714)
54 Pandan Road Pte Ltd	(2)	-	-	-
Ang Poh Hwee	(4)	30,000	30,200	22,348
Total		30,000	30,200	22,348

Movement of the allowance for credit loss were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	586,542	575,200	593,390	450,976
Exchange rate effect	(11,342)	18,190	(33,240)	(25,262)
Balance at end of the year	575,200	593,390	560,150	425,714

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

c.	Due to related parties

As of December 31, 2024 and 2025, the balances of amount due to related parties were as follows:

	2024	2025	2025
	SGD	SGD	USD
Due to related parties
Kelvin Ang	522,847	18,772	13,891
Total	522,847	18,772	13,891

d.	Related party transactions

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	-	-	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	-	720,000	720,000	532,800
Fastfixs Systems Pte Ltd
Consultation fee	138,000	217,500	250,000	185,000
Supply of labors	43,004	263,034	448,995	332,256

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

e.	Commitments

On November 25, 2020, the Company guaranteed a 5-year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest. As of December 31, 2025 the commercial loan were fully repay to UOB Bank.

The Company also guaranteed a SGD 7,400,000 10-year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.